Supplemental Information on Oil, Natural Gas, and NGL Producing Activities - Summary of Company's Standardized Measure of Discounted Future Net Cash Flows - Supplemental Information on Oil, Natural Gas, and NGL Producing Activities (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Abstract]
Standardized measure, beginning of year	$ 118,272	$ 18,910	$ 6,500
Sales of oil, natural gas and NGLs produced, net of production costs	(124,526)	(42,868)	(4,673)
Net changes in prices and production costs	36,233	18,256	(2,614)
Extensions and discoveries, net of production and development costs	877,846	104,581	15,235
Changes in estimated future development costs	(17,970)
Development costs incurred during the period that reduce future costs	148,505
Revisions of previous quantity estimates	(5,676)	15,573	985
Purchases of reserves	279,026	462	1,428
Accretion of discount	11,827	1,891	650
Changes in production rates and other	(127,868)	1,467	1,399
Standardized measure, end of year	$ 1,195,669	$ 118,272	$ 18,910